Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Hicks Acquisition CO II, Inc.	Hicks Acquisition CO II, Inc.
Entity Central Index Key	0001416995	0001416995
Document Type	Other	Other
Document Period End Date	Mar 31, 2012	Dec 31, 2011
Amendment Flag	false	false
Entity Filer Category	Accelerated Filer	Accelerated Filer

Condensed Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 785,961	$ 1,091,579	$ 1,547,684
Cash equivalents held in trust	149,336,982	149,404,110	149,303,023
Other assets	2,617	34,023	170,255
Total assets	150,125,560	150,529,712	151,020,962
Current liabilities:
Accounts payable and accrued expenses	1,050,000	944,071	291,243
Accounts payable and accrued expenses - related party	15,631	1,552	5,712
Deferred underwriters' commission	4,500,000	4,500,000	4,500,000
Total current liabilities	5,565,631	5,445,623	4,796,955
Common stock, subject to possible redemption (at fair value): 14,040,234 shares at March 31, 2012 14,221,734 shares at December 31, 2011 and 14,544,181 shares at December 31, 2010	139,559,926	140,084,080	141,223,998
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value. Authorized 1,000,000 shares; none issued or outstanding at March 31, 2012 , December 31, 2011 or December 31, 2010
Common stock, $0.0001 par value. Authorized 500,000,000 shares, 17,142,857 shares issued and outstanding (less 14,040,234 shares subject to possible redemption) at March 31, 2012 , 17,142,857 shares issued and outstanding (less 14,221,734 shares subject to possible redemption) at December 31, 2011 and 17,464,286 shares issued and outstanding (less 14,544,181 shares subject to possible redemption) at December 31, 2010	298	292	292
Additional paid-in capital	6,944,186	6,420,038	5,280,120
Deficit accumulated during the development stage	(1,944,481)	(1,420,321)	(280,403)
Total stockholders' equity	5,000,003	5,000,009	5,000,009
Total liabilities and stockholders' equity	$ 150,125,560	$ 150,529,712	$ 151,020,962

Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Balance Sheets [Abstract]
Common stock, subject to possible redemption	14,040,234	14,221,734	14,544,181
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	17,142,857	17,142,857	17,464,286
Common stock, shares outstanding	17,142,857	17,142,857	17,464,286

Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012
Condensed Statements of Operations [Abstract]
Formation and operating costs			$ 8,852		$ 8,852	$ 8,852
Professional fees	264,591	83,460	189,702	265,276	454,978	719,569
Transaction expenses	118,389	655	18,638	589,841	608,479	726,868
Other general and administrative expenses	173,055	67,025	72,362	289,421	361,783	534,838
Loss from operations before other income (expense) and income tax expense	(556,035)	(151,140)	(289,554)	(1,144,538)	(1,434,092)	(1,990,127)
Other income (expense):
Interest income	77,839	55,676	53,876	185,315	239,191	317,030
State taxes, other than income taxes	(45,964)	(45,696)	(44,725)	(180,695)	(225,420)	(271,384)
Total other income	31,875	9,980	9,151	4,620	13,771	45,646
Loss before income tax expense	(524,160)	(141,160)	(280,403)	(1,139,918)	(1,420,321)	(1,944,481)
Income tax expense
Net loss	$ (524,160)	$ (141,160)	$ (280,403)	$ (1,139,918)	$ (1,420,321)	$ (1,944,481)
Loss per common share:
Basic and diluted	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.07)	$ (0.1)	$ (0.13)
Average common shares outstanding:
Basic and diluted	17,142,857	17,375,000	8,861,607	17,200,098	14,248,420	14,649,935

Condensed Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional paid-in capital	Deficit accumulated during the development stage
Beginning balance at Dec. 31, 2009
Initial capital from founding stockholders for cash, shares		3,285,714
Initial capital from founding stockholders for cash	$ 25,000	$ 329	$ 24,671
Surrender of founding stockholder shares, shares		(821,428)
Surrender of founding stockholder shares		(82)	82
Sale of 15,000,000 units, net of underwriters' commissions and offering costs, shares		15,000,000
Sale of 15,000,000 units, net of underwriters' commissions and offering costs	141,479,410	1,500	141,477,910
Proceeds from issuance of sponsor warrants	5,000,000		5,000,000
Common stock subject to possible redemption of 14,544,181 shares (at fair market value)	(141,223,998)	(1,455)	(141,222,543)
Net loss	(280,403)			(280,403)
Ending balance at Dec. 31, 2010	5,000,009	292	5,280,120	(280,403)
Ending balance, shares at Dec. 31, 2010	17,464,286	17,464,286
Surrender of founding stockholder shares, shares		(321,429)
Surrender of founding stockholder shares		(32)	32
Net loss	(1,139,918)			(1,139,918)
Change in shares subject to possible redemption to 14,040,234 shares in 2012 and 14,221,734 shares in 2011 respectively (at fair market value)	1,139,918	32	1,139,886
Ending balance at Dec. 31, 2011	5,000,009	292	6,420,038	(1,420,321)
Ending balance, shares at Dec. 31, 2011	17,142,857	17,142,857
Net loss	(524,160)			(524,160)
Change in shares subject to possible redemption to 14,040,234 shares in 2012 and 14,221,734 shares in 2011 respectively (at fair market value)	524,154	6	524,148
Ending balance at Mar. 31, 2012	$ 5,000,003	$ 298	$ 6,944,186	$ (1,944,481)
Ending balance, shares at Mar. 31, 2012	17,142,857	17,142,857

Condensed Statement of Stockholders' Equity (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734
Common Stock
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734
Additional paid-in capital
Number of units			15,000,000
Common stock subject to possible redemption shares			14,544,181
Change in shares subject to possible redemption at fair market value, shares	14,040,234	14,221,734

Condensed Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (524,160)	$ (141,160)	$ (280,403)	$ (1,139,918)	$ (1,420,321)	$ (1,944,481)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	120,008	(18,963)	93,962	648,668	742,630	862,638
Other current assets	31,406	36,256	(170,255)	136,232	(34,023)	(2,617)
Net cash used in operating activities	(372,746)	(123,867)	(356,696)	(355,018)	(711,714)	(1,084,460)
Cash flows from investing activities:
Purchase of cash equivalents held in trust			(149,250,000)		(149,250,000)	(149,250,000)
Proceeds from sale of cash equivalents held in trust	144,560	44,725		81,628	81,628	226,188
Interest earned on cash equivalents held in trust	(77,432)	(54,945)	(53,023)	(182,715)	(235,738)	(313,170)
Net cash used in investing activities	67,128	(10,220)	(149,303,023)	(101,087)	(149,404,110)	(149,336,982)
Cash flows from financing activities:
Proceeds from note payable - related party			225,000		225,000	225,000
Payment on note payable - related party			(225,000)		(225,000)	(225,000)
Proceeds from the sale of common stock to founders			25,000		25,000	25,000
Proceeds from the sale of sponsor warrants			5,000,000		5,000,000	5,000,000
Proceeds from initial public offering, net of underwriters' commission and offering costs paid			146,182,403		146,182,403	146,182,403
Net cash provided by financing activities			151,207,403		151,207,403	151,207,403
(Decrease)/Increase in cash and cash equivalents	(305,618)	(134,087)	1,547,684	(456,105)	1,091,579	785,961
Cash and cash equivalents at beginning of period	1,091,579	1,547,684		1,547,684
Cash and cash equivalents at end of period	785,961	1,413,597	1,547,684	1,091,579	1,091,579	785,961
Supplemental disclosure of noncash activities:
Accrual of deferred underwriters' commission			4,500,000		4,500,000	4,500,000
Cash paid during the period for:
Interest
Income taxes

Interim Financial Information	3 Months Ended
Mar. 31, 2012
Interim Financial Information and Quarterly Results of Operations (Unaudited) [Abstract]
Interim Financial Information

Note 1 — Interim Financial Information

These unaudited condensed financial statements as of March 31, 2012, the results of operations for the three months ended March 31, 2012 and 2011 and the period from June 15, 2010 (inception) through March 31, 2012, and cash flows for the three months ended March 31, 2012 and 2011 and the period from June 15, 2010 (inception) to March 31, 2012, have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements of Hicks Acquisition Company II, Inc. (the “Company”). In the opinion of management, all adjustments necessary for a fair presentation have been included and are of a normal recurring nature. Interim results are not necessarily indicative of the results that may be expected for the year.

These unaudited condensed financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 8, 2012.

Organization and Nature of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Nature of Business Operations [Abstract]
Organization and Nature of Business Operations

Note 2 — Organization and Nature of Business Operations

The Company is a blank check company formed in Delaware on June 15, 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The Company’s sponsor is HH-HACII, L.P. (the “Sponsor”). Through March 31, 2012, the Company’s efforts have been limited to activities relating to the organization of the Company, the Offering (as defined below), identifying and evaluating prospective acquisition candidates and general corporate matters. The Company has not generated any revenues, other than interest income earned on the proceeds held in the trust account established in connection with the Offering. The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective October 8, 2010. The Company consummated the Offering on October 14, 2010 and received proceeds of approximately $145.25 million, net of the underwriters’ commissions of $3.00 million and offering costs and other expenses of $1.75 million. In the Offering, the Company sold to the public 15,000,000 Units (as defined below in Note 4) at a price of $10.00 per Unit. Simultaneously with the consummation of the Offering, the Company consummated the private sale of 6,666,667 warrants (“Sponsor Warrants”) to the Sponsor at a price of $0.75 per Sponsor Warrant, generating gross proceeds, before expenses, of $5.00 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and Private Placement totaled approximately $150.25 million, net of underwriters’ commissions and offering costs. $149.25 million of the net proceeds were placed in a trust account at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee. The remaining $1.00 million of net proceeds were held outside of the trust and were placed in a money market account with JPMorgan Chase Bank, N.A.

Except for a portion of the interest income earned on the trust account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the Company’s shares of common stock issued as part of the Units described in Note 4 (the “Public Shares”) if the Company seeks stockholder approval of its initial business combination, none of the funds held in the trust account will be released until the earlier of the completion of the Company’s initial business combination and the redemption of 100% of the Public Shares if the Company is unable to consummate a business combination by July 14, 2012 (subject to the requirements of law). The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of Public Shares (the “Public Stockholders”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry, geographic region or minimum transaction value for purposes of consummating an initial business combination. Instead, the Company is focusing on various industries and target businesses that may provide significant opportunities for growth.

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less franchise and income taxes payable, upon the consummation of the Company’s initial business combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants, which will expire worthless in the event the Company does not consummate a business combination.

In the event that the Company enters into a definitive agreement for its initial business combination, the Company will provide the Public Stockholders the opportunity to redeem their shares either by means of a tender offer or in connection with a stockholder vote seeking approval of the initial business combination at a stockholder meeting held for such purpose. The decision as to whether the Company allows its Public Stockholders to redeem their shares by means of a tender offer or in connection with a stockholder vote will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. In the event the Company elects to consummate its initial business combination and conduct the redemptions without a stockholder vote pursuant to Rule 13e-4 and Regulation 14E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which regulate issuer tender offers, the Company will file tender offer documents with the SEC. The tender offer documents will contain substantially the same financial and other information about the Company’s initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies. In the event the Company conducts redemptions pursuant to the tender offer rules, its offer to redeem shares shall remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act. If, however, the Company elects to hold a stockholder vote or a stockholder vote is required by law, the Company will conduct the redemptions pursuant to the proxy rules and not pursuant to the tender offer rules. If accepting all properly submitted redemption requests would cause the net tangible assets of the Company to be less than $5,000,001 or such greater amount necessary to satisfy a closing condition for the relevant business combination, the Company would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. If the Company’s initial business combination is not completed, then Public Stockholders exercising their redemption rights will not be entitled to receive redemption payments.

If the Company seeks stockholder approval, the Company will consummate its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. In such case, the Initial Stockholders (as defined below in Note 6) and James C. Musselman, a member of the Company’s board of directors, have agreed to vote their Founder Shares (as defined below in Note 6) in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination. In addition, the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation by the Company of a business combination. If the Company holds a vote to approve its initial business combination, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 10% of the shares sold in the Offering.

If the Company does not effect a business combination by July 14, 2012, the Company will:

•	cease all operations except for the purpose of winding up;

•

as promptly as reasonably possible, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest but net of franchise and income taxes payable and less up to $100,000 of such net interest that may be released to the Company from the trust account to pay dissolution expenses, divided by the number of then outstanding Public Shares, together with the contingent right to receive, following the Company’s dissolution, a pro rata share of the balance of the Company’s net assets that would otherwise be payable to holders of the Company’s common stock under Delaware law, if any; and

•	as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate;

subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate a business combination by July 14, 2012, which is the date that is 21 months after the closing of the Offering, although the Initial Stockholders will be entitled to redemption with respect to any Public Shares they hold if the Company fails to consummate a business combination within such time period. In the event of a liquidation, it is likely that the per-share value of the residual assets remaining available for distribution (including trust account assets) will be less than the initial public offering price per share in the Offering.

There can be no assurance that the Company will be able to successfully complete an initial business combination by July 14, 2012. That factor and the Company’s declining cash available outside of the trust account raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed financial statements do not include any adjustments that may result from the outcome of this uncertainty.

Note 1 — Organization and Nature of Business Operations

Hicks Acquisition Company II, Inc. (the “Company”) is a blank check company formed In Delaware on June 15, 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The Company’s sponsor is HH-HACII, L.P. (the “Sponsor”). Through December 31, 2011, the Company’s efforts have been limited to activities relating to the organization of the Company, the Offering (as defined below), identifying and evaluating prospective acquisition candidates and general corporate matters. The Company has not generated any revenues, other than interest income earned on the proceeds held in the trust account established in connection with the Offering. The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective October 8, 2010. The Company consummated the Offering on October 14, 2010 and received proceeds of approximately $145.25 million, net of the underwriters’ commissions of $3.00 million and offering costs and other expenses of $1.75 million. In the Offering, the Company sold to the public 15,000,000 Units (as defined below in Note 4) at a price of $10.00 per Unit. Simultaneously with the consummation of the Offering, the Company consummated the private sale of 6,666,667 warrants (“Sponsor Warrants”) to the Sponsor at a price of $0.75 per Sponsor Warrant, generating gross proceeds, before expenses, of $5.00 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and the Private Placement totaled approximately $150.25 million, net of underwriters’ commissions and offering costs. $149.25 million of the net proceeds were placed in a trust account at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee. The remaining $1.00 million of net proceeds were held outside of the trust and were placed in a money market account with JPMorgan Chase Bank, N.A.

Except for a portion of the interest income earned on the trust account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the shares of the Company’s common stock issued as part of the Units described in Note 4 (the “Public Shares”) if the Company seeks stockholder approval for its initial business combination, none of the funds held in the trust account will be released until the earlier of the completion of the Company’s initial business combination and the redemption of 100% of the Public Shares if the Company is unable to consummate a business combination by July 14, 2012 (subject to the requirements of law). The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of Public Shares (the “Public Stockholders”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry, geographic region or minimum transaction value for purposes of consummating an initial business combination. Instead, the Company is focusing on various industries and target businesses that may provide significant opportunities for growth.

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less franchise and income taxes payable, upon the consummation of the Company’s initial business combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants, which will expire worthless in the event the Company does not consummate a business combination. After signing a definitive agreement for the Company’s initial business combination, the Company will provide the Public Stockholders with the opportunity to redeem their shares either by means of a tender offer or in connection with a stockholder vote seeking approval of the Company’s initial business combination at a stockholder meeting held for such purpose. The decision as to whether the Company allows the Public Stockholders to redeem their shares by means of a tender offer or in connection with a stockholder vote will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. In the event the Company elects to consummate its initial business combination and conduct the redemptions without a stockholder vote pursuant to Rule 13e-4 and Regulation 14E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which regulate issuer tender offers, the Company will file tender offer documents with the Securities and Exchange Commission (the “SEC”). The tender offer documents will contain substantially the same financial and other information about the Company’s initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies. In the event the Company conducts redemptions pursuant to the tender offer rules, its offer to redeem shares shall remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act. If, however, the Company elects to hold a stockholder vote or a stockholder vote is required by law, the Company will, like other blank check companies, conduct the redemptions pursuant to the proxy rules and not pursuant to the tender offer rules. If accepting all properly submitted redemption requests would cause the net tangible assets of the Company to be less than $5,000,001 or such greater amount necessary to satisfy a closing condition for the relevant business combination, the Company would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. If the Company’s initial business combination is not completed, then Public Stockholders exercising their redemption rights will not be entitled to receive redemption payments. If the Company holds a vote to approve its initial business combination, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 10% of the shares sold in the Offering.

If the Company seeks stockholder approval, the Company will consummate its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. In such case, the Initial Stockholders (as defined below in Note 6) and James C. Musselman, who joined the Company’s board of directors effective upon the listing of the Company’s securities on the NASDAQ Capital Market (“NASDAQ”), have agreed to vote their Founder Shares (as defined below in Note 6) in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination. In addition, the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation by the Company of a business combination.

If the Company does not effect a business combination by July 14, 2012, the Company will:

•	cease all operations except for the purpose of winding up;

•

as promptly as reasonably possible, redeem 100% of its Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest but net of franchise and income taxes payable and less up to $100,000 of such net interest that may be released to the Company from the trust account to pay dissolution expenses, divided by the number of then outstanding Public Shares, together with the contingent right to receive, following the Company’s dissolution, a pro rata share of the balance of the Company’s net assets that would otherwise be payable to holders of the Company’s common stock under Delaware law, if any; and

•	as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate;

subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate a business combination within the 21-month time period, although the Initial Stockholders and Mr. Musselman will be entitled to redemption with respect to any Public Shares they hold if the Company fails to consummate a business combination within such time period. In the event of a liquidation, it is likely that the per-share value of the residual assets remaining available for distribution (including trust account assets) will be less than the initial public offering price per share in the Offering.

While the Company hopes to successfully complete a business combination within the time frame discussed above, there is no assurance that the Company will be able to successfully complete a business combination within such time frame. That factor and the Company’s declining cash available outside of the trust account raise substantial doubt about the Company’s ability to continue as a going concern.

Basis of Presentation	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company follows the Financial Accounting Standard Board’s Accounting Standards Codification (the “Codification”). The Codification is the single source of authoritative accounting principles applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3 — Summary of Significant Accounting Policies

(a) Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At times, cash and cash equivalents may be in excess of the Federal Deposit Insurance Corporation insurance limit. The Company maintains its accounts with financial institutions with high credit ratings.

(b) Cash Equivalents Held in Trust

Cash equivalents held in trust are with JPMorgan Chase Bank, N.A., and Continental Stock Transfer & Trust Company serves as the trustee. The cash equivalents held in trust at March 31, 2012 and December 31, 2011 were invested in the JPMorgan Liquid Assets Money Market Fund, which meets the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended.

(c) Fair Value of Financial Instruments

Unless otherwise disclosed, the fair values of financial instruments, including cash and cash equivalents and the cash equivalents held in trust, approximate their carrying amount due primarily to their short-term nature.

Common Stock, Subject to Possible Redemption, is stated at fair market value at March 31, 2012 and December 31, 2011. The fair market value is different from the per Public Share amount held in the trust account.

(d) Loss per Common Share

Loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding for the period. The weighted average common shares issued and outstanding of 17,142,857 for the three months ended March 31, 2012 takes into effect the 17,142,857 shares outstanding at the beginning and end of such three month period. The weighted average common shares issued and outstanding of 17,375,000 for the three months ended March 31, 2011 takes into effect the 17,464,286 shares outstanding at the beginning of such three month period and the surrender of 321,429 of such shares by the Initial Stockholders to the Company for cancellation on March 7, 2011 in connection with the underwriters’ election to not exercise their over-allotment option. The weighted average common shares issued and outstanding of 14,649,935 for the period from June 15, 2010 (inception) through March 31, 2012 takes into effect the 3,285,714 shares originally outstanding, the surrender of 821,428 of such shares on October 8, 2010 by the Initial Stockholders in connection with the reduction in the size of the Offering, the 15,000,000 shares sold in the Offering and outstanding since October 14, 2010 and the surrender of 321,429 shares of common stock by the Initial Stockholders to the Company for cancellation on March 7, 2011 in connection with the underwriters’ election to not exercise their over-allotment option.

The 21,666,667 warrants issued in the Offering and the Private Placement are contingently issuable shares and are excluded from the calculation of diluted earnings per share because they are anti-dilutive.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(f) Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company evaluates the uncertainty in tax positions taken or expected to be taken in the course of preparing the Company’s financial statements to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions deemed not to meet the “more likely than not” threshold would be recorded as a tax expense in the current period. The Company had no uncertain tax positions at March 31, 2012 or December 31, 2011.

(g) Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 3 — Summary of Significant Accounting Policies

(a) Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At times, cash and cash equivalents may be in excess of the Federal Deposit Insurance Corporation insurance limit. The Company maintains its accounts with financial institutions with high credit ratings.

(b) Cash Equivalents Held in Trust

Cash equivalents held in trust are with JPMorgan Chase Bank, N.A., and Continental Stock Transfer & Trust Company serves as the trustee. The cash equivalents held in trust at December 31, 2011 and December 31, 2010 are invested in the JPMorgan Liquid Assets Money Market Fund, which meets the requirements of Rule 2a-7 under the Investment Company Act.

(c) Fair Value of Financial Instruments

Unless otherwise disclosed, the fair values of financial instruments, including cash and cash equivalents and the cash equivalents held in trust, approximate their carrying amount due primarily to their short-term nature.

Common Stock, Subject to Possible Redemption, is stated at fair market value at December 31, 2011 and December 31, 2010. The fair market value is different from the per Public Share amount held in the trust account.

(d) Loss per Common Share

Loss per share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding for the period.

The weighted average common shares issued and outstanding of 17,200,098 for the year ended December 31, 2011 takes into effect the 17,464,286 shares outstanding at the beginning of the period and the surrender of an aggregate of 321,429 of such shares by the Initial Stockholders to the Company for cancellation on March 7, 2011 in connection with the underwriters’ election to not exercise their over-allotment option. The weighted average common shares issued and outstanding of 8,861,607 for the period from June 15, 2010 (inception) to December 31, 2010 takes into effect the 3,285,714 shares originally outstanding, the surrender of 821,428 of such shares on October 8, 2010 by the Initial Stockholders due to the reduction in size of the Offering and the 15,000,000 shares sold in the Offering and outstanding since October 14, 2010.

The 21,666,667 warrants issued in the Offering and the Private Placement are contingently issuable shares and are excluded from the calculation of diluted earnings per share because they are anti-dilutive.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(f) Income Taxes

Deferred income taxes are provided for the differences between the bases of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company evaluates the uncertainty in tax positions taken or expected to be taken in the course of preparing the Company’s financial statements to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions deemed not to meet the “more likely than not” threshold would be recorded as a tax expense in the current period. The Company had no uncertain tax positions at December 31, 2011 or December 31, 2010.

(g) Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Initial Public Offering [Abstract]
Initial Public Offering

Note 4 — Initial Public Offering

On October 14, 2010, the Company sold to the public 15,000,000 units (“Units”) at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one warrant. Each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $12.00 per share, subject to adjustment. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial business combination and October 14, 2011, provided in each case that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available, and will expire five years after the completion of the Company’s initial business combination, or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sales price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.

The underwriters were granted a 45-day option to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. The option expired on November 22, 2010 and was not exercised.

Note 4 — Initial Public Offering

On October 14, 2010, the Company sold to the public 15,000,000 units (“Units”) at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one warrant. Each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $12.00 per share, subject to adjustment. The warrants will become exercisable 30 days after the completion of the Company’s initial business combination, provided that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available, and will expire five years after the completion of the Company’s initial business combination, or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sales price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.

The underwriters were granted a 45-day option to purchase up to an additional 2,250,000 Units to cover over-allotment, if any. The option expired on November 22, 2010 and was not exercised.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

(a) Note Payable — Related Party

The Company issued an aggregate of $225,000 in an unsecured promissory note to Thomas O. Hicks, the Company’s founder and chairman of the board, on June 15, 2010. The note was non-interest bearing and was paid in full on October 14, 2010.

(b) Services Agreement

The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to Hicks Holdings Operating LLC, an affiliate of the Company’s founder and chairman of the board, Mr. Hicks. Services commenced on October 14, 2010 and will terminate upon the earlier of the consummation by the Company of an initial business combination and the liquidation of the Company.

(c) Sponsor Warrants

On October 14, 2010, the Sponsor purchased an aggregate of 6,666,667 warrants at price of $0.75 per warrant (for a total purchase price of $5.00 million) from the Company in the Private Placement. Mr. Hicks, the Company’s founder and chairman of the board, is the sole member of HH-HACII GP, LLC, which is the general partner of the Sponsor. In addition, all of the Company’s executive officers are limited partners of the Sponsor. The Sponsor is permitted to transfer the Sponsor Warrants held by it to the Company’s officers, directors, and other persons or entities affiliated with the Sponsor and in certain other limited circumstances, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the Sponsor. Otherwise, the Sponsor Warrants will not be transferable, assignable or salable by the Sponsor until 30 days after the completion of the Company’s initial business combination. The Sponsor Warrants are non-redeemable so long as they are held by the Sponsor or the Sponsor’s permitted transferees. The Sponsor Warrants may be exercised for cash or on a cashless basis. Otherwise, the Sponsor Warrants have terms and provisions that are identical to those of the warrants sold as part of the Units in the Offering.

(d) Accounts Payable and Accrued Expenses

Related party accounts payable and accrued expenses of $15,631 and $1,552 at March 31, 2012 and December 31, 2011, respectively, relate primarily to travel costs.

Note 5 — Related Party Transactions

(a) Note Payable — Related Party

The Company issued an aggregate of $225,000 in an unsecured promissory note to Thomas O. Hicks, the Company’s founder and chairman of the board, on June 15, 2010. The note was non-interest bearing and was paid in full on October 14, 2010.

(b) Services Agreement

The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to Hicks Holdings Operating LLC, an affiliate of the Company’s founder and chairman of the board, Mr. Hicks. Services commenced on October 14, 2010, and will terminate upon the earlier of the consummation by the Company of an initial business combination and the liquidation of the Company.

(c) Sponsor Warrants

On October 14, 2010, the Sponsor purchased an aggregate of 6,666,667 warrants at price of $0.75 per warrant (for a total purchase price of $5.00 million) from the Company in the Private Placement. Mr. Hicks, the Company’s founder and chairman of the board, is the sole member of HH-HACII GP, LLC, which is the general partner of the Sponsor. In addition, all of the Company’s executive officers are limited partners of the Sponsor. The Sponsor will be permitted to transfer the Sponsor Warrants held by it to the Company’s officers, directors and other persons or entities affiliated with the Sponsor and in certain other limited circumstances, but the transferees receiving such securities will be subject to the same agreements with respect to such securities as the Sponsor. Otherwise, the Sponsor Warrants will not be transferable, assignable or salable by the Sponsor until 30 days after the completion of the Company’s initial business combination. The Sponsor Warrants will be non-redeemable so long as they are held by the Sponsor or the Sponsor’s permitted transferees. The Sponsor Warrants may be exercised for cash or on a cashless basis. Otherwise, the Sponsor Warrants have terms and provisions that are identical to those of the warrants being sold as part of the Units in the Offering.

(d) Accounts Payable and Accrued Expenses

Related party accounts payable and accrued expenses of $1,552 and $5,712 at December 31, 2011 and December 31, 2010, respectively, relate primarily to travel costs.

Founder Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Founder Shares [Abstract]
Founder Shares

Note 6 — Founder Shares

On June 15, 2010, the Sponsor purchased 3,285,714 shares of common stock (“Founder Shares”) for an aggregate purchase price of $25,000, or $0.0076 per share. On July 30, 2010, the Sponsor transferred an aggregate of 32,856 Founder Shares to William A. Montgomery and William F. Quinn, each of whom serve on the Company’s board of directors. The Sponsor, together with Messrs. Montgomery and Quinn, are referred to as the “Initial Stockholders.” On January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on the NASDAQ Capital Market on February 1, 2012.

The Founder Shares are identical to the shares of common stock included in the Units sold in the Offering except that:

•	the Founder Shares are subject to certain transfer restrictions, as described in more detail below; and

•

the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation of the Company’s initial business combination and to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate its initial business combination within 21 months from the closing of the Offering, although they will be entitled to redemption rights with respect to any Public Shares they hold if the Company fails to consummate its initial business combination within such time period.

If the Company submits its initial business combination to the Public Stockholders for a vote, the Initial Stockholders and Mr. Musselman have agreed to vote their Founder Shares in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Initial Stockholders and Mr. Musselman, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of the Company’s initial business combination (or earlier if, subsequent to the Company’s business combination, the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination) and the date on which the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On October 8, 2010, in connection with the decrease in the size of the Offering on that date, the Initial Stockholders returned to the Company, for no consideration, 821,428 Founder Shares for cancellation so that the Initial Stockholders would collectively own 12.5% of the Company’s issued and outstanding shares after the Offering. Simultaneously with the closing of the Offering, the Initial Stockholders agreed to forfeit up to 321,429 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, as described in Note 4. The over-allotment option was not exercised and the shares were forfeited on March 7, 2011.

A portion of the Founder Shares in an amount equal to 2.5% of the Company’s issued and outstanding shares immediately after the Offering will be subject to forfeiture by the Initial Stockholders and Mr. Musselman in the event the last sales price of the Company’s stock does not equal or exceed $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 24 months following the closing of the Company’s initial business combination.

Note 6 — Founder Shares

On June 15, 2010, the Sponsor purchased 3,285,714 shares of common stock (“Founder Shares”) for an aggregate purchase price of $25,000, or $0.0076 per share. On July 30, 2010, the Sponsor transferred an aggregate of 32,856 Founder Shares to William A. Montgomery and William F. Quinn, each of whom serve on the Company’s board of directors. The Sponsor, together with Messrs. Montgomery and Quinn, are referred to as the “Initial Stockholders.”

The Founder Shares are identical to the shares of common stock included in the Units sold in the Offering except that:

•	the Founder Shares are subject to certain transfer restrictions, as described in more detail below; and

•

the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the consummation of the Company’s initial business combination and to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate its initial business combination within 21 months from the closing of the Offering, although they will be entitled to redemption rights with respect to any Public Shares they hold if the Company fails to consummate its initial business combination within such time period.

If the Company submits its initial business combination to the Company’s Public Stockholders for a vote, the Initial Stockholders and Mr. Musselman have agreed to vote their Founder Shares in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Initial Stockholders or Mr. Musselman, each of whom will be subject to the same transfer restrictions) until the earlier of one year after the completion of the Company’s initial business combination or earlier if, subsequent to the Company’s business combination, the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination and the date on which the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On October 8, 2010, in connection with the decrease in the size of the Offering on that date, the Initial Stockholders returned to the Company, for no consideration, 821,428 Founder Shares for cancellation so that the Initial Stockholders would collectively own 12.5% of the Company’s issued and outstanding shares after the Offering. Simultaneously with the closing of the Offering, the Initial Stockholders agreed to forfeit up to 321,429 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, as described in Note 4. The over-allotment option was not exercised and the shares were forfeited on March 7, 2011. On January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on NASDAQ.

A portion of the Founder Shares in an amount equal to 2.5% of the Company’s issued and outstanding shares immediately after the Offering will be subject to forfeiture by the Initial Stockholders and Mr. Musselman in the event the last sales price of the Company’s stock does not equal or exceed $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 24 months following the closing of the Company’s initial business combination.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 7 — Stockholders’ Equity

(a) Preferred Stock

The Company is authorized to issue up to 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. No preferred shares were issued or outstanding at March 31, 2012 and December 31, 2011.

(b) Common Stock

The authorized common stock of the Company includes up to 500,000,000 shares. Holders of shares of common stock are entitled to one vote for each share of common stock. In addition, holders of shares of common stock are entitled to receive dividends when, as and if declared by the Company’s board of directors. The Company had 17,142,857 shares of common stock issued and outstanding at March 31, 2012 and December 31, 2011.

Note 7 — Stockholders’ Equity

(a) Preferred Stock

The Company is authorized to issue up to 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. No preferred shares were issued or outstanding as of December 31, 2011 and December 31, 2010.

(b) Common Stock

The authorized common stock of the Company includes up to 500,000,000 shares. Holders of shares of common stock are entitled to one vote for each share of common stock. In addition, holders of shares of common stock are entitled to receive dividends when, as and if declared by the Company’s board of directors. The Company had 17,142,857 shares issued and outstanding at December 31, 2011 and 17,464,286 shares issued and outstanding at December 31, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 8 — Income Taxes

The Company recorded a net deferred tax asset as follows:

	December 31, 2011	December 31, 2010
Organization costs	$38,299	$41,075
Acquisition costs	31,388	6,338
Net operating loss	413,174	47,913

Gross deferred tax asset	482,861	95,326

Valuation allowance	(482,861)	(95,326)

Net deferred tax asset	$—	$—

Management determined that it is more likely than not that the Company will not realize the tax benefits associated with its deferred tax assets and has therefore recorded a full valuation allowance. The effective tax rate of zero differs from the statutory rate of 34% due to the establishment and increase of the valuation allowance.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Interim Financial Information and Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

Note 9 — Quarterly Results of Operations (Unaudited)

The following table sets forth unaudited quarterly results of operations for the year ended December 31, 2011 and the period from June 15, 2010 (inception) to December 31, 2010. This unaudited quarterly information has been derived from the Company’s unaudited financial statements and, in the Company’s opinion, includes all adjustments, including normal recurring adjustments, necessary for a fair presentation of the information for the periods covered. The operating results for any quarter are not necessarily indicative of the operating results for any future period.

	Three Months Ended				Year Ended December 31, 2011
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Loss from operations before other income (expense) and income tax expense	$(151,140)	$(194,913)	$(144,297)	$(654,186)	$(1,144,538)

Net loss	$(141,160)	$(197,505)	$(150,339)	$(650,914)	$(1,139,918)
Loss per common share:
Basic and diluted	$(0.01)	$(0.01)	$(0.01)	$(0.04)	$(0.07)
Average common shares outstanding:
Basic and diluted	17,375,000	17,142,857	17,142,857	17,143,857	17,200,098

	Period from June 15 (inception) to June 30, 2010	Three Months Ended		Period from June 15 (inception) to December 31, 2010
		September 30, 2010	December 31, 2010
Loss from operations before other income (expense) and income tax expense	$(63,117)	$(28,859)	$(197,578)	$(289,554)
Net loss	$(63,117)	$(28,859)	$(188,427)	(280,403)
Loss per common share:
Basic and diluted	$(0.02)	$(0.01)	$(0.01)	$(0.03)
Average common shares outstanding:
Basic and diluted	3,285,714	3,285,714	15,407,221	8,861,607

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

As described in Note 6, on January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on NASDAQ.

On January 27, 2012, the Company’s units, common stock and warrants were approved for listing on NASDAQ. The Company’s units, common stock and warrants began trading on NASDAQ on February 1, 2012 under the symbols “HKACU,” “HKAC” and “HKACW,” respectively. Prior to February 1, 2012, the Company’s units, common stock and warrants were quoted on the Over-the-Counter Bulletin Board quotation system under the symbols “HKACU,” “HKAC” and “HKACW,” respectively.